Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

9. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Accrued expenses	164,295	152,805	22,225
Advance from customers	80,401	159,030	23,130
Interest payable for convertible notes	7,600	2,100	305
Deposits from other financial service business	15,381	116,765	16,983
Other payables	83,758	123,450	17,954
Payable to individual investors of other financial service business	77,387	122,828	17,865
Payable for purchases of property and equipment	3,577	9,572	1,392
Other tax payable	56,990	36,102	5,251
Total	489,389	722,652	105,105

Accrued expenses mainly consist of payables for marketing expenses and professional service fees.

Deposits from other financial service business mainly consists of the security deposits from individual borrowers for their loans.

Payable to individual investors of other financial service business consists of interests and principals payable to individual investors who purchased other financial products distributed by the Group.